FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of liabilities

Fair Value Measurements
At December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$1,571	$—	$—	$1,571
Other investments	209	—	—	209
Derivatives	—	—	—	—
Receivables from provisional copper and gold sales	—	76	—	76
	$1,780	$76	$—	$1,856

Fair Value Measurements
At December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,234	$—	$—	$2,234
Other investments	33	—	—	33
Derivatives	—	(29)	—	(29)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,267	$81	$—	$2,348

	At December 31, 2018		At December 31, 2017
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$559	$559	$572	$572
Other investments[2]	209	209	33	33
Derivative assets	3	3	3	3
	$771	$771	$608	$608
Financial liabilities
Debt[3]	$5,738	$6,183	$6,423	$7,715
Derivative liabilities	3	3	32	32
Other liabilities	297	297	252	252
	$6,038	$6,483	$6,707	$7,999

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Disclosure of fair value measurement of assets

	At December 31, 2018		At December 31, 2017
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$559	$559	$572	$572
Other investments[2]	209	209	33	33
Derivative assets	3	3	3	3
	$771	$771	$608	$608
Financial liabilities
Debt[3]	$5,738	$6,183	$6,423	$7,715
Derivative liabilities	3	3	32	32
Other liabilities	297	297	252	252
	$6,038	$6,483	$6,707	$7,999

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other assets[1]	$—	$—	$190	$190
Property, plant and equipment[2]	—	—	801	801
Intangible assets[3]	—	—	10	10
Goodwill[4]	—	—	—	—

[1]	Other assets were written down by $74 million, which was included in earnings in this period.

[2]	Property, plant and equipment were written down by $648 million, which was included in earnings in this period.

[3]	Intangibles were written down by $24 million, which was included in earnings in this period, to their fair value less costs of disposal of $10 million.

Fair Value Measurements
At December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$1,571	$—	$—	$1,571
Other investments	209	—	—	209
Derivatives	—	—	—	—
Receivables from provisional copper and gold sales	—	76	—	76
	$1,780	$76	$—	$1,856

Fair Value Measurements
At December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,234	$—	$—	$2,234
Other investments	33	—	—	33
Derivatives	—	(29)	—	(29)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,267	$81	$—	$2,348